Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2020
Transactions and Balances With Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 22:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2020		December 31, 2019
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current liabilities	$59	$-	$208	$-

b.	Transactions with related parties (not including amounts described in Note 22c):

	Year ended December 31,
	2020	2019	2018
Research and development expenses	$-	$75	$75

General and administrative expenses	$-	$-	$769

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2020	2019	2018
Short-term benefits	$746	$948	$1,379

Cost of share-based payment	$91	$275	$520